LONG-TERM LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
LONG-TERM LOAN RECEIVABLE
9. LONG-TERM LOAN RECEIVABLE

The following table sets forth the loan agreement in long-term loan receivable balance:
Date	Borrower	Lender	Amount (RMB)	Annual Interest Rate	Repayment Due Date
4/5/2017	Suzhou Zhixinliren Investments Co., Limited (“Suzhou Zhixinliren”)	Ambow Shengying	42,677	0%	4/4/2019

On April 5, 2017, Ambow Shengying entered into an agreement to provide an interest-free loan to Suzhou Zhixinliren in the amount of RMB 42,677, with a maturity of April 4, 2018. On March 7, 2018, Ambow Shengying entered into a supplementary agreement with Suzhou Zhixinliren to extend the term of loan for additional one year. The extended maturity date of the loan is April 4, 2019. Suzhou Zhixinliren is a non-affiliate third party to the Company.

As of December 31, 2016 and 2017, the Company has RMB nil and RMB 42,677 of loan receivable from Suzhou Zhixinliren.

In order to meet the Company’s acquisition fund and working capital needs in US Dollars, on April 5, 2017, the Company entered into an agreement to receive an interest-free loan from Sino Accord Investments Limited (“Sino Accord”) in the amount of US$ 6,000 (equivalent to RMB 39,205). The due date of the loan is April 4, 2018. On March 7, 2018, the Company entered into a supplementary agreement with Sino Accord to extend the term of loan for additional one year. The extended maturity date of the loan is April 4, 2019. Sino Accord is a non-affiliated party to the Company. Through an understanding among the Company, Ambow Shengying, Suzhou Zhixinliren and Sino Accord, the long-term borrowing due to Sino Accord at amount of US$ 6,000 is correlated to the loan receivable at amount of RMB 42,677. It is the understanding among the parties that when the long-term borrowing is repaid, the long-term loan receivable will similarly be collected.